Other Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Fair value of investment properties	$ 58,721	$ 51,808
Bank earned income	3,738	3,372
Incurred expenses	$ 2,667	$ 1,843